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         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A


                      SUPPLEMENT DATED NOVEMBER 20, 2006 TO
                         PROSPECTUSES DATED MAY 1, 2006

This supplement is intended for distribution with certain prospectuses dated May 1, 2006 ("Prospectuses(1)") for certain "Venture Variable Annuity," "Wealthmark Variable Annuity," "Venture III Variable Annuity," "Wealthmark ML3 Variable Annuity," "Vision Variable Annuity," and "Strategy Variable Annuity" contracts issued by John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA") and John Hancock Life Insurance Company of New York ("John Hancock New York").

CHANGE IN OUR RATINGS

Effective November 7, 2006, we are amending and restating the disclosure of the "General Information about Us, the Separate Account and the Funds" section of the Prospectus that discusses our financial ratings. This revision reflects our Standard & Poor's rating:

John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:

         ----------------------------------------------------------
         A++                 Superior companies have a very strong
         A.M. Best           ability to meet their obligations; 1st
                             category of 16

         AA+                 Very strong capacity to meet
         Fitch               policyholder and contract obligations;
                             2nd category of 24

         AAA                 Extremely strong financial security
         Standard & Poor's   characteristics; 1st category of 21
         ----------------------------------------------------------

John Hancock USA has also received the following rating from Moody's:

         ----------------------------------------------------------
         Aa2                 Excellent in financial strength; 3rd
         Moody's             category of 21
         ----------------------------------------------------------

These ratings, which are current as of November 7, 2006 and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.

                       SUPPLEMENT DATED NOVEMBER 20, 2006




(1) Prospectus form identifiers: Venture 2006, Venture 24,22,20, VenturePrior, Wealthmark, Venture III 2006, Venture III Prior, Wealthmark ML3, Vision, and Strategy



0506:120310     0506:60329   0506:703409  0506:WMRK-1      333-70728   333-83558
0506:120312     0506:70386   0506:100302  0506:WMRK-1NY    333-70850   333-70864
0506:703412     0506:120323  0506:70385   0506:ML3         333-70730   333-71074
0506:703439     0506:60338   0506:120322  0506:ML3-1       033-79112   333-61283